UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 12, 2020

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001765483

Patrick Rosenthal, (212) 702-1266

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Brunello Purchaser LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Brunello Purchaser LLC, as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it, directly or indirectly, during the reporting period in the commercial mortgage-backed securities asset class, for itself and the asset-backed securities issued or sold by the following affiliated entity: (i) KGS-Alpha RECM WH I, LLC (no Central Index Key Number), and (ii) KGS-Alpha Real Estate Capital Markets LLC (no Central Index Key Number). Please note that affiliated entity KGS-Alpha Asset Acquisition LLC (Central Index Key Number: 0001555154) files a separate Form ABS-15G in respect of asset-backed securities in a different asset class.

There is no activity to report for the previous calendar year reporting period purchase to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Brunello Purchaser LLC (Securitizer, Depositor or Underwriter)

Date February 12, 2020

/s/ Brad Rothbaum                (Signature)*

Brad Rothbaum, President

*	Print name and title of the signing officer under his signature.